Staff costs	12 Months Ended
Dec. 31, 2025
Staff costs
Staff costs

9. Staff costs

The table below summarizes the number of employees of our continuing operations on December 31, 2025, 2024 and 2023:

	2025	2024	2023
Number of employees on December 31	452	704	646
Total	452	704	646

The average number of FTE’s of our continuing operations during the years 2025, 2024 and 2023 was:

	Year ended December 31,
	2025	2024	2023
Members of the Executive Committee	4	4	4
Research and development	313	408	372
Commercial and medical affairs	26	26	13
Corporate and support	199	207	245
Total	542	645	634

Their aggregate remuneration comprised:

	Year ended December 31,
	2025	2024	2023

	(Euro, in thousands)
Wages and salaries	€(164,591)	€(98,863)	€(100,250)
Social security costs	(22,269)	(15,590)	(15,742)
Pension costs	(2,778)	(5,669)	(5,581)
Costs related to subscription right plans	(23,935)	(17,685)	(36,628)
Other personnel costs	(14,615)	(9,136)	(6,682)
Total personnel costs	€(228,188)	€(146,943)	€(164,883)

Reference is made to note 32 “Share-based payments” for more information on our subscription right plans.